Common Shares (Tables)	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Issued and outstanding
 TransAlta is authorized to issue an unlimited number of voting common shares without nominal or par value.

As at Dec. 31	2018		2017
	Common shares (millions)	Amount	Common shares (millions)	Amount
Issued and outstanding, beginning of year	287.9	3,094	287.9	3,095
Purchased and cancelled under the NCIB	(3.3)	(35)	—	—
	284.6	3,059	287.9	3,095
Amounts receivable under Employee Share Purchase Plan	—	—	—	(1)
Issued and outstanding, end of year	284.6	3,059	287.9	3,094
The following are the effects of the Corporation's purchase and cancellation of the common shares during the year ended Dec. 31, 2018:

Total shares purchased(1)	3,264,500
Average purchase price per share	$7.02
Total cost	23
Weighted average book value of shares cancelled	35
Increase to retained earnings	12
All preferred shares issued and outstanding are non-voting cumulative redeemable fixed rate first preferred shares.

As at Dec. 31	2018		2017
Series	Number of shares (millions)	Amount	Number of shares (millions)	Amount
Series A	10.2	248	10.2	248
Series B	1.8	45	1.8	45
Series C	11.0	269	11.0	269
Series E	9.0	219	9.0	219
Series G	6.6	161	6.6	161
Issued and outstanding, end of year	38.6	942	38.6	942

Earnings per share

Year ended Dec. 31	2018	2017	2016
Net earnings (loss) attributable to common shareholders	(248)	(190)	117
Basic and diluted weighted average number of common shares outstanding (millions)	287	288	288
Net earnings (loss) per share attributable to common shareholders, basic and diluted	(0.86)	(0.66)	0.41